Standards Issued But Not Yet Effective	12 Months Ended
Feb. 28, 2023
Standards Issued But Not Yet Effective [Abstract]
STANDARDS ISSUED BUT NOT YET EFFECTIVE

3. STANDARDS ISSUED BUT NOT YET EFFECTIVE

The Group will apply for the first-time certain standards and amendments, which are effective for annual periods beginning on or after March 1, 2023. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Based on an initial assessment, the following new and amended standards are not expected to have a significant impact on the Group’s consolidated financial statements.

Details of amendment	Annual periods beginning on/after
IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023
Initial Application of IFRS 17 and IFRS 9 – Comparative information (Amendments to IFRS 17)	January 1, 2023
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IFRS 16: Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IFRS 1: Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 28 and IFRS 10: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined